Supplementary Data (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Data [Abstract]
Schedule Of Quarterly Operations

The following tables present our unaudited quarterly results of operations for 2012 and 2011:

	Quarters Ended (unaudited)
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012	YTD 2012

2012
Revenues	$12,719	$17,296	$18,528	$14,617	$63,160
Expenses	13,119	14,843	15,938	14,394	58,294

Earnings (loss) before net gains (losses) on disposition of assets, other income, interest expense and income taxes	(400)	2,453	2,590	223	4,866

Net gain (losses) on dispositions of assets	(3)	(3)	13	(4)	3
Other income (loss)	(1,212)	872	(1,137)	1,333	(144)
Interest	(1,528)	(1,480)	(1,431)	(1,606)	(6,045)
Impairment recoveries (losses)	266	(2,736)	—	—	(2,470)
Termination cost	—	—	—	—	—

Earnings (loss) from continuing operations before income taxes	(2,877)	(894)	35	(54)	(3,790)

Income tax expense (benefit)	(363)	398	318	6,085	6,438

Loss from continuing operations	(2,514)	(1,292)	(283)	(6,139)	(10,228)

Gain (loss) from discontinued operations	(1,457)	3,732	(1,983)	(284)	8

Net earnings (loss)	(3,971)	2,440	(2,266)	(6,423)	(10,220)

Loss attributable to noncontrolling interest	6	(8)	1	11	10

Net income (loss) attributable to controlling interests	(3,965)	2,432	(2,265)	(6,412)	(10,210)

Preferred stock dividends	(657)	(837)	(837)	(838)	(3,169)

Net earnings (loss) available to common shareholders	$(4,622)	$1,595	$(3,102)	$(7,250)	$(13,379)

NET EARNINGS (LOSS) PER COMMON SHARE - BASIC AND DILUTED
EPS from continuing operations	$(1.10)	$(0.74)	$(0.39)	$(2.41)	$(4.64)

EPS from discontinued operations *	$(0.50)	$1.29	$(0.69)	$(0.10)	$0.00

EPS Basic and Diluted *	$(1.60)	$0.55	$(1.08)	$(2.51)	$(4.64)

At the end of the fourth quarter, a valuation allowance of $6,337 was taken against our deferred tax asset, creating an income tax expense for the quarter.

*	Quarterly EPS data does not add to total year, due to rounding

	Quarters Ended (unaudited)
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	YTD 2011

2011
Revenues	$12,087	$16,165	$17,553	$13,852	$59,657
Expenses	13,562	14,400	15,081	13,444	56,487

Earnings (losses) before net gains (losses) on disposition of assets, other income, interest expense and income taxes	(1,475)	1,765	2,472	408	3,170

Net gains (losses) on dispositions of assets	(2)	1	1,141	—	1,140
Other income	85	20	2	—	107
Interest	(1,749)	(1,551)	(1,408)	(1,560)	(6,268)
Impairment	—	(2,801)	—	(1,722)	(4,523)

Earnings (loss) from continuing operations before income taxes	(3,141)	(2,566)	2,207	(2,874)	(6,374)

Income tax expense (benefit)	(507)	176	294	(153)	(190)

Earnings (loss) from continuing operations	(2,634)	(2,742)	1,913	(2,721)	(6,184)

Gains (losses) from discontinued operations	(1,077)	(1,370)	(3,317)	(5,529)	(11,293)

Net loss	(3,711)	(4,112)	(1,404)	(8,250)	(17,477)

Loss attributable to noncontrolling interest	11	3	(8)	26	32

Net loss attributable to controlling interests	(3,700)	(4,109)	(1,412)	(8,224)	(17,445)

Preferred stock dividends	(368)	(369)	(369)	(368)	(1,474)

Net loss available to common shareholders	$(4,068)	$(4,478)	$(1,781)	$(8,592)	$(18,919)

NET EARNINGS (LOSS) PER COMMON SHARE - BASIC AND DILUTED
EPS from continuing operations	$(1.04)	$(1.08)	$0.53	$(1.07)	$(2.66)

EPS from discontinued operations *	$(0.38)	$(0.48)	$(1.15)	$(1.92)	$(3.93)

EPS Basic and Diluted *	$(1.42)	$(1.56)	$(0.62)	$(2.99)	$(6.59)

*	Quarterly EPS data does not add to total year, due to rounding